Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Footnotes) (Details) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Fair Value Asset (Liability) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable and accrued revenue included in accounts receivable and other assets	$ 174	$ 3,459
Royal Dutch Shell Plc. | Shipbuilding supervision and crew training services | Fair Value Asset (Liability) | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable and accrued revenue included in accounts receivable and other assets	$ 200
Measurement Input, Discount Rate | Royal Dutch Shell Plc. | Shipbuilding supervision and crew training services
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Measurement input	0.080